Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

VAT and surcharges payable	4,496	22,535	3,632
Payroll and welfare payable	100,454	160,404	25,852
Accrued rebates and cash incentives	182,057	283,025	45,615
Deposit from customers	3,400	13,289	2,142
Accrued expenses	1,262	15,565	2,509
Payable for purchase of fixed assets	—	10,598	1,708
Professional service fees	22,912	3,798	612
Others	9,513	15,320	2,470

	324,094	524,534	84,540